Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Preferred Stock

NOTE 10 – PREFERRED STOCK

Series A Convertible Preferred Stock, has a par value of $0.01, may be converted at the holder’s election into shares of common stock at the conversion rate of ten shares of common stock for one share of Series A Preferred Stock. Each share is entitled to 10 votes, voting with the common stock as a single class, has liquidation rights of $2.00 per share and is not entitled to receive dividends.

Series B Convertible Preferred Stock, has a par value of $0.01, may be converted at the holder’s election into shares of common stock at the conversion rate of 4,000 shares of common stock for one share of Series B Preferred Stock. Each share is entitled to 4,000 votes, voting with the common stock as a single class, has liquidation rights of $0.01 per share and is not entitled to receive dividends.

Series C Convertible Preferred Stock, has a par value of $0.01, may be converted at the holder’s election into shares of common stock at the conversion rate of 400 shares of common stock for one share of Series C Preferred Stock. Each share is entitled to 400 votes, voting with the common stock as a single class, has liquidation rights of $0.01 per share and is entitled to receive four hundred times the dividends declared and paid with respect to each share of Common Stock. See Note 11 for related party preferred stock issuance.

Series D Convertible Preferred Stock, has a par value of $0.0001, may be converted at a ratio of the Stated Value plus dividends accrued but unpaid divided by the fixed conversion price of $0.0015, which conversion price is subject to adjustment. Series D is non-voting, has liquidation rights to be paid in cash, before any payment to common or junior stock, 140% of the Stated Value ($2.00) per share plus any dividends accrued but unpaid thereon and is entitled to 8% cumulative dividends.

Series E Convertible Preferred Stock, has a par value of $0.001, and a stated value of $1.00 per share, subject to adjustment. The shares of Series E Convertible Preferred Stock at a conversion price that is equal to the amount that is 61% of the lowest trading price of the Company’s common stock during the 20 trading days immediately preceding such conversion. The shares of Series E Convertible Preferred Stock are subject to redemption by the Company at its option from the date of issuance until the date that is 180 days therefrom, subject to premium that ranges from 120% to 145%, increasing by 5% during each 30-day period following issuance. Series E carries a 12% cumulative dividend, which will increase to 22% upon an event of default, is non-voting, and has liquidation rights to be paid in cash, before any payment to common or junior stock.

On July 23, 2018, the Company granted 125,000 shares of Series D preferred stock to L2. The stock was issued as commitment shares in connection to the Equity Purchase Agreement dated July 23, 2018. The stock is not effective until the full commitment amount has been met or the agreement is terminated. The shares were valued at $0.15, based upon estimated loan fees, for total non-cash expense of $18,750. The Series D has been classified on the balance sheet as mezzanine equity.

On September 19, 2018, the Company entered into a Stock Purchase Agreement with Geneva Roth Remark Holdings, Inc. (“Geneva”) whereby Geneva will purchase 53,000 shares of Series E preferred stock for $53,000. This transaction was completed in October when the Series E designation was completed, and the funds were received.

As of September 30, 2018, there was an insufficient amount of the Company’s authorized common stock to satisfy the potential number of shares that would be required to satisfy the outstanding convertible preferred, convertible debt and the potential 1 billion shares to be issued to TruFoods, into common stock. In accordance with ASC 815, derivative and hedging, the Company analyzed which contracts could be classified as equity through the following sequencing methodology: contracts with no maturity date (convertible preferred shares) then contracts with the earliest maturity date first. Under this methodology management determined that both the Series C and Series D convertible preferred stock, being among the last to be issued, should be allocated to mezzanine equity. This allocation leaves sufficient common shares for our other convertible contracts. Management believes that no further consideration is needed.

9.	Preferred Stock

a)	On September 30, 2015, the Company designated 3,500,000 shares of the Company’s authorized “blank check” preferred stock as Series A Convertible Preferred Stock. The Series A Convertible Preferred Stock shall, with respect to dividend rights, rights on liquidation, winding up and dissolution, rank senior to (i) all classes of common stock of the Company and (ii) any class or series of capital stock of the Company hereafter created (unless, with the consent of the holders of Series A Convertible Preferred Stock). The holders of the Series A Preferred Stock shall not entitled to receive any dividends and shall have the voting equivalency of 10 shares of common stock. Each holder of Series A Preferred Stock shall have the right at any time or from time to time from and after the day immediately following the date the Series A Preferred Stock is first issued, to convert each share of Series A Preferred Stock into 10 fully-paid and non-assessable share of common stock, par value $0.01 per share, of the Company. In connection with any conversion hereunder, each holder of Series A Convertible Preferred Stock if such conversion would cause such holder or any of its assignees to beneficially own more than 4.99% of the common stock of the Company.

b)	On September 30, 2015, the Company issued an aggregate of 3,381,520 shares of Series A Convertible Preferred Stock at a fair value of $12,849,776 to settle convertible and promissory notes in the amount of $1,487,000 and accrued interest of $203,760. The Company recorded a gain on settlement of debt of $1,495,529.

c)	On November 20, 2015, the Company designated 10,000 shares of the Company’s authorized “blank check” preferred stock as Series B Convertible Preferred Stock. The Series B Convertible Preferred Stock shall, with respect to dividend rights, rights on liquidation, winding up and dissolution, rank senior to (i) all classes of common stock of the Company and (ii) any class or series of capital stock of the Company hereafter created (unless, with the consent of the holders of Series B Convertible Preferred Stock). The holders of the Series B Preferred Stock shall not entitled to receive any dividends and shall have the voting equivalency of 4,000 shares of common stock. Each holder of Series B Preferred Stock shall have the right at any time or from time to time from and after the day immediately following the date the Series B Preferred Stock is first issued, to convert each share of Series B Preferred Stock into 4,000 fully-paid and non-assessable share of common stock, par value $0.01 per share, of the Company. In connection with any conversion hereunder, each holder of Series B Convertible Preferred Stock if such conversion occurred would cause such holder or any of its assignees to beneficially own more than 4.99% of the common stock of the Company.